EMPLOYEE BENEFIT PLAN (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Components of net periodic benefit costs

Components of net periodic benefit costs, were as follows:

	Year Ended December 31,
Particulars	2022	2021
Current service cost	169	90
Interest cost	30	25
Net actuarial gain recognized in the period	113	(46)
Expenses recognized in the consolidated statement of operations	312	69

Schedule of components of actuarial loss / (gain) on retirement benefits

The components of actuarial (gain)/loss on retirement benefits are as follows:

	Year Ended December 31,
Particulars	2022	2021
Actuarial (gain) / loss on arising from change in financial assumption	162	(34)
Actuarial gain on arising from experience adjustment	(49)	(12)
Total actuarial gain/(loss) on obligation	113	(46)

Schedule of expected benefit payments

The following table summarizes the expected benefit payments for the Company’s Retirement Plan for each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

December 31:
2023	$10
2024	21
2025	18
2026	33
2027	46
2028 – 2032	463
$591

Defined Benefit Plan, Assumptions

The weighted average actuarial assumptions used to determine benefit obligations and net gratuity cost were:

	Year Ended December 31,
Particulars	2022	2021
Discount rate	7.45%	7.06%
Rate of compensation increase	10.00%	7.00%

Schedule of Net Benefit Costs

The benefit obligation has been measured as of December 31, 2022, and December 31, 2021. The following table sets forth the activity and the funded status of the Gratuity Plans and the amounts recognized in the Company’s consolidated financial statements at the end of the relevant periods.

	Year Ended December 31,
Particulars	2022	2021
Present value of obligation as at the beginning of the year	$444	$383
Interest cost	30	25
Acquisitions	—	—
Current service cost	169	90
Benefits paid	(142)	—
Net actuarial (gain)/loss recognized in the year	113	(46)
Effect of exchange rate changes	(52)	(8)
Present value of obligation as at the end of the year	$562	$444

The amounts to be recognized on consolidated balance sheets

	Year Ended December 31,
Particulars	2022	2021
Present value of obligation as at the end of the year	562	444
Fair value of plan assets as at the end of the year	—	—
Funded status / (unfunded status)	(562)	(444)
Excess of actual over estimated	—	—
Unrecognized actuarial (gains)/losses	—	—
Net asset/(liability)recognized in consolidated balance sheet	(562)	(444)

Current portion	10	12
Non-current portion	552	432

Accumulated benefit obligation in excess of plan assets:

	Year Ended December 31,
	2022	2021
Accumulated benefit obligation	146	168